MATERIAL ACCOUNTING POLICIES	12 Months Ended
Mar. 31, 2026
MATERIAL ACCOUNTING POLICIES
MATERIAL ACCOUNTING POLICY INFORMATION

2. MATERIAL ACCOUNTING POLICIES

The principal accounting policies applied in the preparation of these Financial Statements are described below. These policies have been consistently applied for all years presented, unless otherwise stated.

(a) Statement of compliance

These Financial Statements have been prepared in accordance with IFRS Accounting Standards (“IFRS”), as issued by the International Accounting Standards Board.

Board of Directors of the Company authorized these Financial Statements for issuance on July 20, 2026.

(b) Basis of presentation and measurement

These Financial Statements have been prepared on a historical cost basis, except for certain financial instruments classified as fair value through other comprehensive income, which are reported at fair value. In addition, these Financial Statements have been prepared using the accrual basis of accounting, except for cash flow information.

Certain comparative amounts have been reclassified to conform to the presentation adopted in the current period.

These Financial Statements are presented in Canadian dollars (“CAD”), which is also the Company’s functional currency. At the transaction date, each asset, liability, revenue and expense denominated in a foreign currency is translated into CAD using the exchange rate in effect at that date. At the period-end date, unsettled monetary assets and liabilities are translated into CAD using the exchange rate in effect at the period-end date and the related translation differences are recognized in net income or loss.

(c) Significant accounting estimates and judgements

The preparation of the Financial Statements in conformity with IFRS requires management to make judgements, estimates, and assumptions that affect the application of policies and reported amounts of assets and liabilities, income and expenses. Actual results may differ from these estimates.

The impacts of such estimates are pervasive throughout the Financial Statements, and may require accounting adjustments based on future occurrences. Revisions to accounting estimates are recognized in the period in which the estimate is revised and future periods if the revision affects both current and future periods. These estimates are based on historical experience, current and future economic conditions and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Specific areas where significant estimates or judgments exist are:

•	assessment of the Company’s ability to continue as a going concern; and

•	Exploration and evaluation expenses and related cost recoveries.

(d) Financial instruments

A financial asset (unless it is a trade receivable without a significant financing component that is initially measured at the transaction price) is initially measured at fair value plus, for an item not measured at fair value through profit or loss (“FVTPL”), transaction costs that are directly attributable to its acquisition. The directly attributable transaction costs of a financial asset classified at FVTPL are expensed in the period in which they are incurred.

Financial assets measured at amortized cost

A financial asset is measured at amortized cost if it meets both the following conditions and is not designated as at FVTPL:

•	it is held within a business model whose objective is to hold assets to collect contractual cash flows; and,

•	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

These financial assets are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses, and impairment losses are recognized in profit or loss. Any gain or loss on the derecognition of the financial asset is recognized in profit or loss.

Financial assets measured at fair value through other comprehensive income

A debt investment is measured at fair value through other comprehensive income (“FVTOCI”) if it meets both the following conditions and is not designated as at FVTPL:

•	it is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and,

•	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

On the initial recognition of an equity instrument that is not held for trading, the Company may irrevocably elect to present subsequent changes in the investment’s fair value in other comprehensive income (“OCI”). This election is made on an investment-by-investment basis.

Debt investments measured at FVTOCI are subsequently measured at fair value. Interest income calculated using the effective interest method, foreign exchange gains and losses, and impairment are recognized in profit or loss. Other net gains and losses are measured in OCI. On de-recognition, gains and losses accumulated in OCI are reclassified to profit or loss.

Financial assets measured at fair value through profit or loss

All financial assets not classified as measured at amortized cost or measured at FVTOCI, as described above, are measured at FVTPL; this includes all derivative financial assets. On initial recognition, the Company may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortized cost or measured at FVTOCI as FVTPL if doing so eliminates, or significantly reduces, an accounting mismatch that would otherwise arise.

These financial assets are subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognized in profit or loss.

Financial assets	Classification
Cash	Amortized cost
Marketable securities	FVTOCI
Restricted cash	Amortized cost
Amounts receivable and other assets	Amortized cost

Financial Liabilities	Classification
Accounts payable and accrued liabilities	Amortized cost
Balance due to related parties	Amortized cost
Director’s loan	Amortized cost

(e) Exploration and evaluation expenditures

Exploration and evaluation costs are costs incurred to discover mineral resources, and to assess the technical feasibility and commercial viability of the mineral resources found.

Exploration and evaluation expenditures include:

•	costs associated with the acquisition of licenses;

•	costs associated with the acquisition of exploration and evaluation of assets, including mineral properties; and

•	costs associated with exploration and evaluation activities.

Exploration and evaluation costs are generally expensed as incurred until the technical feasibility and commercial viability of extracting a mineral resource has been determined and a positive decision to proceed to development has been made. However, if management concludes that future economic benefits are more likely than not to be realized, the costs of property, plant and equipment for use in the exploration and evaluation of mineral resources are capitalized.

Costs incurred before the Company has obtained the legal rights to explore an area are expensed. Costs incurred after the technical feasibility and commercial viability of extracting a mineral resource has been determined and a positive decision to proceed to development has been made are considered development costs and are capitalized.

Costs applicable to established mineral property interests where no further work is planned by the Company may, for presentation purposes only, be carried at nominal amounts.

(f) Share capital

Common shares of the Company are classified as equity. Transaction costs directly attributable to the issuance of common shares and share purchase options are recognized as a deduction from equity, net of any tax effects.

When the Company issues common shares for consideration other than cash, the transaction is measured at fair value based on the quoted market price of the Company’s common shares on the date of issuance.

(g) Loss per share

Loss per share is computed by dividing the losses attributable to common shareholders by the weighted average number of common shares outstanding during the reporting period. Diluted loss per share is determined by adjusting the losses attributable to common shareholders and the weighted average number of common shares outstanding for the effects of all dilutive potential common shares, such as options granted to employees. The dilutive effect of options assumes that the proceeds to be received on the exercise of share purchase options are applied to repurchase common shares at the average market price for the reporting period. Share purchase options are included in the calculation of dilutive earnings per share only to the extent that the market price of the common shares exceeds the exercise price of the share purchase options. The effect of anti-dilutive factors is not considered when computed diluted loss per share.

(h) Equity-settled share-based payments

The share purchase option plan allows employees and consultants of the Company to acquire shares of the Company. The fair value of share purchase options granted is recognized as an employee or consultant expense with a corresponding increase in the share-based payments reserve in equity. An individual is classified as an employee when the individual is an employee for legal and tax purposes (direct employee) or provides services similar to those performed by a direct employee.

For employees, fair value is measured at the grant date and each tranche is recognized on a straight-line basis over the period during which the share purchase options vest. The fair value of the share purchase options granted is measured using the Black-Scholes option pricing model taking into account the terms and conditions upon which the share purchase options were granted. At the end of each financial reporting period, the amount recognized as an expense is adjusted to reflect the actual number of share purchase options that are expected to vest.

Share-based payment transactions with non-employees are measured at the fair value of the goods and services received. However, if the fair value cannot be estimated reliably, the share-based payment transaction is measured at the fair value of the equity instrument granted at the date the entity obtains the goods or the counterparty renders the service.

(i) Income taxes

Income tax on the profit or loss for the years presented comprises of current and deferred tax. Income tax is recognized in profit or loss except to the extent that it relates to items recognized directly in equity, in which case it is recognized in equity.

Current tax expense is the expected tax payable on taxable income for the year, using tax rates enacted or substantively enacted at year end, adjusted for amendments to tax payable with regards to previous years.

Deferred tax is provided using the balance sheet liability method, providing for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.

The following temporary differences are not provided for:

•	goodwill not deductible for tax purposes;

•	the initial recognition of assets or liabilities that affect neither accounting nor taxable profit; and

•	differences relating to investments in subsidiaries, associates, and joint ventures to the extent that they will probably not reverse in the foreseeable future.

The amount of deferred tax provided is based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using tax rates enacted or substantively enacted at the financial position reporting date applicable to the period of expected realization or settlement.

A deferred tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the asset can be utilized.

Additional income taxes that arise from the distribution of dividends are recognized at the same time as the liability to pay the related dividend.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities, when they relate to income taxes levied by the same taxation authority, and the Company intends to settle its current tax assets and liabilities on a net basis.

Flow-through shares

The Company will, from time-to-time, issue flow-through common shares to finance a portion of its exploration programs. Pursuant to the terms of the flow-through share agreements, these shares transfer the tax deductibility of qualifying resource expenditures to investors. On issuance, the Company bifurcates the flow-through share into i) a flow-through share premium, equal to the estimated premium, if any, investors pay for the flow-through feature, which is recognized as a liability, and ii) share capital. Upon expenses being incurred, the Company derecognizes this liability and recognizes this premium as other income, offsetting any expense associated with the Company’s expenditure of the flow-through proceeds.

(j) Restoration, rehabilitation and environmental obligations

An obligation to incur restoration, rehabilitation and environmental costs arises when environmental disturbance is caused by the exploration or development of a mineral property interest. Such costs arising from the decommissioning of plant and other site preparation work, discounted to their net present value, are provided for and capitalized at the start of each project to the carrying amount of the asset, along with a corresponding liability at the time the obligation to incur such costs arises. The timing of the actual rehabilitation expenditure is dependent on a number of factors such as the life and nature of the project or asset, the conditions imposed by the relevant permits, and, when applicable, the jurisdiction in which the project or asset is located.

(k) Operating segments

The Company operates as a single reportable segment—the acquisition, exploration and development of mineral properties. All assets are held in Canada.

(l) Government assistance

When the Company is entitled to receive the BC Mining Exploration Tax Credit (“BCMETC”) and other government grants, this government assistance is recognized as a cost recovery when there is reasonable assurance of recovery. Any amounts accrued or received typically remain subject to review and revision by government authorities, which may occur within a three-year look-back period. It is not possible to predict the occurrence or outcome of such actions in advance.

(m) Leases

All leases are accounted for by recognizing a right-of-use asset and a lease liability except for:

•	Leases of low value assets; and

•	Leases with a duration of twelve months or less.

Lease liabilities are measured at the present value of the contractual payments due to the lessor over the lease term, with the discount rate determined by the interest rate implicit in the lease, or if that rate cannot be readily determined, the Company’s incremental borrowing rate on commencement of the lease is used. Variable lease payments are only included in the measurement of the lease liability if they depend on an index or rate. In such cases, the initial measurement of the lease liability assumes the variable element will remain unchanged throughout the lease term. Other variable lease payments are expensed in the period to which they relate.

On initial recognition, the carrying value of the lease liability also includes:

•	Amounts expected to be payable under any residual value guarantee;

•	The exercise price of any purchase option granted if it is reasonable certain to assess that option; and

•	Any penalties payable for terminating the lease, if the term of the lease has been estimated on the basis of termination option being exercised.

Right-of-use assets are initially measured at the amount of the lease liability, reduced for any lease incentives received, and increased for:

•	Lease payments made at or before commencement of the lease;

•	Initial direct costs incurred; and

•	The amount of any provision recognized where the Company is contractually required to dismantle, remove or restore the leased asset.

Lease liabilities, on initial measurement, increase as a result of interest charged at a constant rate on the balance outstanding and are reduced for lease payments made.

Right-of-use assets are amortized on a straight-line basis over the remaining term of the lease or over the remaining economic life of the asset if this is judged to be shorter than the lease term.

When the Company revises its estimate of the term of any lease, it adjusts the carrying amount of the lease liability to reflect the payments to make over the revised term, which are discounted at the same discount rate that applied on lease commencement. The carrying value of lease liabilities is similarly revised when the variable element of future lease payments dependent on a rate or index is revised. In both cases, an equivalent adjustment is made to the carrying value.

(n) Joint Arrangements

The Company conducts exploration work jointly with other parties in joint ventures and other related legal entities in circumstances where neither party can be said to authoritatively control the entity. Such arrangements are considered, for accounting purposes, to be joint ventures when a separate legal entity exists and where the Company’s investment is substantially related only to the net assets of that entity. The Company’s interests in a joint venture are accounted for on the equity basis, reflective of the Company’s net investment at cost plus the Company’s proportionate share of the entity’s subsequent income, less its share of any losses incurred. Losses are not typically recognized to the extent that doing so would create a negative balance relative to the Company’s net investment.

Arrangements with other parties which are not typically conducted through separate legal entities are classified are joint operations and consolidated within the Company’s financial statements on a line-by-line basis and reflective of the Company’s proportionate interest in such activities.

(o) New and amended IFRS Accounting Standards pronouncements

IFRS 18 Presentation and Disclosures in Financial Statements

On April 9, 2024, the IASB issued IFRS 18 Presentation and Disclosures in Financial Statements. The objective of the new standard is to set out requirements for the presentation and disclosure of information in general purpose financial statements to help ensure they provide relevant information that faithfully represents an entity’s assets, liabilities, equity, income and expenses. The new standard is effective for reporting periods beginning on or after January 1, 2027. Management is currently assessing the impact of the new standard on the Company’s interim and annual financial statements.

Amendments to IFRS 9 and IFRS 7

On May 30, 2024, the IASB issued amendments to the classification and measurement of financial instruments to address matters identified during the post-implementation review of the classification and measurement requirements of IFRS 9. The IASB clarified the recognition and derecognition date of certain financial assets and liabilities, and amended the requirements related to settling financial liabilities using an electronic payment system. It also clarified how to assess the contractual cash flow characteristics of financial assets in determining whether they meet the solely payments of principal and interest criterion, including financial assets that have environmental, social and corporate governance-linked features and other similar contingent features. The IASB added disclosure requirements for financial instruments with contingent features that do not relate directly to basic lending risks and costs, and amended disclosures relating to equity instruments designated at fair value through other comprehensive income. The amendments are effective for reporting periods beginning on or after January 1, 2026. Management is currently assessing the impact of the new standard on the Company’s interim and annual financial statements.